UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2014

Date of reporting period: SEPTEMBER 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (61.95%)
Bank Debt (41.89%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (1.50%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 7.25%, 1.25% LIBOR Floor, due 4/3/18	$1,595,043	$1,597,699	0.13%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 11%, 1.5% LIBOR Floor, due 10/3/18	$17,380,936	17,181,056	1.37%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		18,778,755

Aerospace Product and Parts Manufacturing (0.00%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$96,058	52,111	-

Business Support Services (3.33%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$41,208,525	41,826,653	3.33%

Cable and Other Subscription Programming (2.72%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,324,013	0.35%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	15,202,323	1.21%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	2,529,625	0.20%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€11,785,942	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34 (2), (3)	€9,563,786	12,080,018	0.96%
Total Cable and Other Subscription Programming		34,135,979

Coal Mining (3.08%)
Eagle Coal Company, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 10% , 1.5% LIBOR Floor, due 7/10/18	$11,024,656	10,308,053	0.82%
Oxford Mining Company, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.75% Cash + 5.75% PIK, 1.25% LIBOR Floor, due 12/24/15	$28,720,050	28,389,769	2.26%
Total Coal Mining		38,697,822

Communications Equipment Manufacturing (1.16%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (4), (6)	$38,898,064	14,508,978	1.16%

Computer Systems Design and Related Services (1.67%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 3.75% Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$21,109,280	20,887,632	1.67%

Electric Power Generation, Transmission and Distribution (1.34%)
Longview Power, LLC, Senior Secured 1st Lien Non Extended Term Loan, LIBOR + 4.75%, due 2/28/14	$19,055,046	12,890,739	1.03%
Longview Power, LLC, Senior Secured Super Priority Debtor-in-Possession, LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/22/15	$1,473,328	3,938,320	0.31%
Total Electric Power Generation, Transmission and Distribution		16,829,059

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Electrical Equipment Manufacturing (0.50%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 7.50%, 1.50% LIBOR Floor, due 2/6/18	$6,340,609	$6,315,246	0.50%

Electronic Shopping and Mail-Order Houses (1.47%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 12.5%, due 3/31/16	$18,658,647	18,481,390	1.47%

Full-Service Restaurants (3.30%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,698,762	50,096	-
RM OpCo, LLC, Convertible 2nd Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$4,409,663	4,409,663	0.35%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,599,863	10,599,863	0.85%
RM OpCo, LLC, Senior Secured 2nd Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16 (6)	$21,971,820	19,412,103	1.55%
RM OpCo, LLC, Senior Secured 2nd Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$6,919,681	6,919,681	0.55%
Total Full-Service Restaurants		41,391,406

Grocery Stores (0.89%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$11,206,132	11,200,529	0.89%

Motion Picture and Video Industries (3.39%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	23,299,421	1.86%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,172,095	1.53%
Total Motion Picture and Video Industries		42,471,516

Nonscheduled Air Transportation (1.92%)
One Sky Flight, LLC, Senior Secured 2nd Lien Term Loan, 12% Cash + 3% PIK, due 6/3/19	$23,402,714	24,104,795	1.92%

Other Electrical Equipment and Component Manufacturing (2.74%)
Palladium Energy, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 12/26/17	$34,263,954	34,435,274	2.74%

Other Financial Investment Activities (0.87%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$29,606,736	10,954,493	0.87%

Other Telecommunications (3.83%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 3/21/18	$45,059,826	47,988,714	3.83%

Petroleum and Coal Products Manufacturing (0.92%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/11/17	$12,893,362	11,571,793	0.92%

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (2.94%)
The Tennis Channel, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 8.5%, due 5/29/17	$36,541,603	$36,870,477	2.94%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.64%)
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16 (2)	$8,046,075	8,046,075	0.64%

Scheduled Air Transportation (1.25%)
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17 (6)	$440,109	450,780	0.04%
N918DL, 8%, due 8/15/18 (6)	$646,081	662,640	0.05%
N954DL, 8%, due 3/20/19 (6)	$875,454	895,620	0.07%
N955DL, 8%, due 6/20/19 (6)	$916,842	937,860	0.07%
N956DL, 8%, due 5/20/19 (6)	$912,917	934,560	0.07%
N957DL, 8%, due 6/20/19 (6)	$924,861	946,440	0.08%
N959DL, 8%, due 7/20/19 (6)	$936,705	958,320	0.08%
N960DL, 8%, due 10/20/19 (6)	$979,765	1,001,880	0.08%
N961DL, 8%, due 8/20/19 (6)	$964,469	986,700	0.08%
N976DL, 8%, due 2/15/18 (6)	$641,202	657,360	0.05%
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16 (6)	$2,440,027	2,857,086	0.23%
N512UA, 20%, due 10/26/16 (6)	$2,509,092	2,955,731	0.24%
N545UA, 16%, due 8/29/15 (6)	$1,326,293	1,403,655	0.11%
Total Scheduled Air Transportation		15,648,632

Semiconductor and Other Electronic Component Manufacturing (1.16%)
Soraa, Inc., Senior Secured Term Loan, LIBOR + 10.27%, due 9/1/17	$15,000,000	14,595,000	1.16%

Specialty Hospitals (1.27%)
UBC Healthcare Analytics, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 7/1/18	$16,161,835	15,862,841	1.27%
Total Bank Debt (Cost $630,024,373)		525,655,170

Other Corporate Debt Securities (20.06%)
Aerospace Product and Parts Manufacturing (0.09%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	874,368	0.07%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	255,464	0.02%
Total Aerospace Product and Parts Manufacturing		1,129,832

Architectural, Engineering, and Related Services (0.14%)
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17 (4)	$15,906,000	1,799,366	0.14%

Electronic Shopping and Mail-Order Houses (0.01%)
Shop Holding LLC, Convertible Promissory Note, 5%, due 8/5/15 (5)	$205,825	185,448	0.01%

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Gaming Industries (1.54%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$80,839,000	$19,300,311	1.54%

Home Furnishings Stores (0.03%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	344,588	0.03%

Nondepository Credit Intermediation (1.91%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 - (Cayman Islands) (5)	$22,000,000	23,925,000	1.91%

Oil and Gas Extraction (4.04%)
Linc Energy Finance (USA), Inc., Senior Secured 1st Lien Notes, 9.625%, due 10/31/17 (5)	$8,380,000	8,757,100	0.70%
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,112,100	1.36%
Sunshine Oilsands Ltd., Senior Secured Notes, 10%, due 8/1/17 (5)	$26,600,000	24,871,000	1.98%
Total Oil and Gas Extraction		50,740,200

Other Investment Pools and Funds (2.83%)
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21 - (Cayman Islands) (5)	$35,000,000	35,493,500	2.83%

Pharmaceutical and Medicine Manufacturing (1.95%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.95%

Radio and Television Broadcasting (1.19%)
SiTV, Inc., Senior Secured Notes, 10.375%, due 7/1/19 (5)	$15,000,000	14,868,750	1.19%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.41%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16 (2), (5)	$32,444,500	30,238,274	2.41%

Scientific Research and Development Services (2.31%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$26,732,000	28,970,805	2.31%

Miscellaneous Securities (1.61%) (8)	$42,609,000	20,159,948	1.61%

Total Other Corporate Debt Securities (Cost $336,180,756)		251,639,022
Total Debt Investments (Cost $966,205,129)		777,294,192

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (25.18%)
Aerospace Product and Parts Manufacturing (0.23%)
Beech Holdings, LLC, Membership Units (4), (5)	380,716	$2,950,549	0.23%

Architectural, Engineering, and Related Services (0.00%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-

Business Support Services (0.58%)
Findly Talent, LLC, Membership Units (4), (5)	1,993,022	456,402	0.04%
STG-Fairway Holdings, LLC, Class A Units (4), (5)	2,368,001	6,854,179	0.54%
Total Business Support Services		7,310,581

Cable and Other Subscription Programming (3.03%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	2,543,252	0.20%
Primacom Finance (Lux) S.A. (Finance), Common Equity (2), (3), (4), (5)	10,442,055	26,519,845	2.12%
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares (2), (3), (4), (5)	18,677	8,945,275	0.71%
Total Cable and Other Subscription Programming		38,008,372

Coal Mining (0.29%)
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units (4), (5)	85	13,410	-
Oxford Resource Partners, LP, Warrants to Purchase Common Units (4), (5)	702,034	3,583,322	0.29%
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units (4), (5)	651,246	13,416	-
Total Coal Mining		3,610,148

Communications Equipment Manufacturing (0.29%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	3,648,323	0.29%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	192	-
Total Communications Equipment Manufacturing		3,648,615

Deep Sea, Coastal, and Great Lakes Water Transportation (2.74%)
Blue Wall Shipping Limited, Common Stock - (Marshall Islands) (2), (4)	1,339,286	15,187,503	1.21%
Tanker Investments Ltd., Common Stock (4)	1,439,063	14,332,204	1.14%
TCP KC, LLC, Membership Units - (Marshall Islands) (4), (5)	4,521,396	4,872,709	0.39%
Total Deep Sea, Coastal, and Great Lakes Water Transportation		34,392,416

Depository Credit Intermediation (0.06%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (4)	120,539	800,379	0.06%

Electronic Shopping and Mail-Order Houses (0.06%)
Shop Holding, LLC, Class A Units (4), (5)	1,427,232	779,126	0.06%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	9	-
Total Electronic Shopping and Mail-Order Houses		779,135

Full-Service Restaurants (0.00%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	-	-

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Gaming Industries (4.15%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	$49,070,808	3.91%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,038,179	0.24%
Total Gaming Industries		52,108,987

Highway, Street, and Bridge Construction (2.06%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	25,855,542	2.06%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	6,091	-

Metal Ore Mining (0.07%)
St. Barbara Ltd., Common Stock - (Australia) (3), (4)	6,254,591	902,697	0.07%

Newspaper, Periodical, Book, and Directory Publishers (1.04%)
HW Topco, Inc., Common Stock (4), (5)	868,872	12,941,849	1.03%
HW Topco, Inc., Preferred Stock (5)	1,693	25,217	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	74,768	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		13,041,834

Nonscheduled Air Transportation (0.32%)
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock (4), (5)	2,329	4,019,779	0.32%

Oil and Gas Extraction (0.39%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	4,896,568	0.39%

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	52,221	-

Other Investment Pools and Funds (0.33%)
TCP Delos Cayman Holdings, Common Shares - (Cayman Islands) (3), (4), (5), (6)	551,799	450,944	0.04%
TCP Delos Cayman Holdings, Common Shares - (Cayman Islands) (4), (5), (6)	726,529	616,823	0.05%
TCP Delos Delaware Holdings, LLC, Partnership Interest (3), (4), (5), (6)	2,394,699	3,024,744	0.24%
Total Other Investment Pools and Funds		4,092,511

Other Telecommunications (0.01%)
LightSquared Inc., Call Option $0.01 (4), (5)	475,268	123,570	0.01%

Pharmaceutical and Medicine Manufacturing (1.83%)
NVHL S.A., Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	22,905,553	1.83%

Radio and Television Broadcasting (0.09%)
SCG Financial Acquisition Corp., Common Stock (4)	146,428	241,606	0.02%
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	833,998	0.07%
Total Radio and Television Broadcasting		1,075,604

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.16%)
KAGY Holding Company, Inc., Series A Preferred Stock (2), (4), (5)	34,229	2,030,235	0.16%

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Scheduled Air Transportation (1.25%)
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest (5), (6)	1,818	$232,320	0.02%
N918DL Trust Beneficial Interest (5), (6)	1,507	267,287	0.02%
N954DL Trust Beneficial Interest (5), (6)	1,413	138,600	0.01%
N955DL Trust Beneficial Interest (5), (6)	1,368	217,140	0.02%
N956DL Trust Beneficial Interest (5), (6)	1,379	208,560	0.02%
N957DL Trust Beneficial Interest (5), (6)	1,368	209,880	0.02%
N959DL Trust Beneficial Interest (5), (6)	1,358	211,860	0.02%
N960DL Trust Beneficial Interest (5), (6)	1,328	210,540	0.02%
N961DL Trust Beneficial Interest (5), (6)	1,348	199,980	0.02%
N976DL Trust Beneficial Interest (5), (6)	1,599	198,650	0.01%
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interests (5), (6)	598	3,971,111	0.32%
N512UA Trust Beneficial Interests (5), (6)	589	3,888,783	0.31%
N545UA Trust Beneficial Interests (5), (6)	756	5,700,453	0.44%
Total Scheduled Air Transportation		15,655,164

Semiconductor and Other Electronic Component Manufacturing (0.14%)
Soraa, Inc., Warrants to Purchase Common Stock (4), (5)	210,000	274,407	0.02%
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,451,893	0.12%
Total Semiconductor and Other Electronic Component Manufacturing		1,726,300

Traveler Accommodation (0.04%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	488,341	0.04%

Wired Telecommunications Carriers (5.13%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	11,886,146	0.95%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	596,449	0.05%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	41,128,428	3.28%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	1,665,443	0.13%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (3), (4), (5)	3,741	9,115,021	0.72%
Total Wired Telecommunications Carriers		64,391,487

Wireless Telecommunications Carriers (except Satellite) (0.89%)
AAL Management Corporation, Class B Non-Voting Shares - (Canada) (2), (3), (5)	12,466,667	11,132,941	0.89%

Total Equity Securities (Cost $386,733,356)		316,005,712
Total Investments (Cost $1,352,938,485) (7)		1,093,299,904

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Registrant

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Cash and Cash Equivalents (12.87%)
Union Bank of California, Commercial Paper, 0.02%, due 10/1/14		$59,000,000	$59,000,000	4.70%
Cash Denominated in Foreign Currency	CAD	733,333	654,879	0.05%
Cash Denominated in Foreign Currency		€230,183	290,743	0.03%
Cash Denominated in Foreign Currency		£100,175	162,414	0.01%
Cash Held on Account at Various Institutions		$101,335,297	101,335,297	8.08%
Total Cash and Cash Equivalents			161,443,333
Total Cash and Investments			$1,254,743,237	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $12,137,811 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $203,505,647 and $358,218,912 respectively.

Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,352,938,485. Net unrealized depreciation aggregated $258,871,639, of which $101,787,474 related to appreciated investments and $360,659,113 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2014 was $1,006,618,783, or 80.23% of total cash and investments of the Registrant.

Derivative instruments at September 30, 2014 were as follows:

	Notional
Foreign Currency Option	Amount	Fair Value
Buy EUR vs. USD Put Option at a strike rate of 1.3139 expiring September 1, 2017	€25,000,000	$576,526
Sell EUR vs. USD Call Option with a strike rate of 1.3844 expiring September 1, 2017	€25,000,000	$190,416
		$766,942

9

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2014, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$19,300,311	$31,811,355
2	Other observable market inputs*	25,442,931	113,907,453	3,038,179
3	Independent third-party pricing sources that employ significant unobservable inputs	500,212,239	117,301,426	268,647,595
3	Investment Manager valuations with significant unobservable inputs	-	1,129,832	12,508,583
Total		$525,655,170	$251,639,022	$316,005,712

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2014 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$635,703,807	$95,210,990	$214,039,902
Net realized and unrealized gains (losses)	(29,679,425)	(12,245,290)	10,496,356
Acquisitions	76,139,806	1,075,921	30,817,451
Dispositions	(206,805,210)	(29,787,324)	(20,386,867)
Transfers into Level 3ǂ	24,853,261	63,047,129	24,700,422
Transfers out of Level 3†	-	-	(3,110,517)
Reclassifications within Level 3	-	-	12,090,848
Ending balance	$500,212,239	$117,301,426	$268,647,595

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(30,112,973)	$(12,004,870)	$15,847,409

ǂ Comprised of five investments that were transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that was transferred to Level 2 due to increased observable market activity.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$1,120,733	$26,093,381
Net realized and unrealized gains (losses)	-	9,099	(3,679,228)
Acquisitions	-	-	5,171,278
Dispositions	-	-	(2,986,000)
Reclassifications within Level 3	-	-	(12,090,848)
Ending balance	$-	$1,129,832	$12,508,583

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$9,099	$(1,103,207)

10

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the nine months ended September 30, 2014 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

AAL Management Corporation, Class B Non-Voting Shares	$-	$11,392,367	$-	$11,132,941	$-
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16	32,444,500	-	-	30,238,274	2,676,671
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	7,200,688	845,387	-	8,046,075	681,470
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17	576,180	-	(120,984)	450,780	30,045
N918DL, 8%, due 8/15/18	771,210	-	(107,097)	662,640	41,986
N954DL, 8%, due 3/20/19	1,018,380	-	(123,038)	895,620	56,364
N955DL, 8%, due 6/20/19	1,054,680	-	(118,354)	937,860	58,701
N956DL, 8%, due 5/20/19	1,053,360	-	(120,322)	934,560	58,527
N957DL, 8%, due 6/20/19	1,064,250	-	(119,389)	946,440	59,215
N959DL, 8%, due 7/20/19	1,074,480	-	(118,465)	958,320	59,897
N960DL, 8%, due 10/20/19	1,115,070	-	(116,718)	1,001,880	62,426
N961DL, 8%, due 8/20/19	1,103,190	-	(119,537)	986,700	61,596
N976DL, 8%, due 2/15/18	785,400	-	(124,321)	657,360	42,211
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16	3,854,395	-	(692,685)	2,857,086	423,075
N512UA, 20%, due 10/26/16	3,943,990	-	(677,794)	2,955,731	432,208
N536UA, 16%, due 9/29/14	1,086,000	-	(1,036,889)	-	44,567
N545UA, 16%, due 8/29/15	2,623,595	-	(1,052,385)	1,403,655	223,069
N585UA, 20%, due 10/25/16	4,630,885	-	(3,741,882)	-	262,652
Blue Wall Shipping Limited, Common Stock	15,000,003	-	-	15,187,503	-
Contech Holdings, Inc., Common Stock	24,609,460	-	-	25,855,542	-
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	14,975,754	-	-	14,508,978	-
Dialogic, Inc., Common Stock	1,571,932	-	-	3,648,323	-
Dialogic, Inc., Preferred Stock	100	-	-	100	-
Dialogic, Inc., Warrants to Purchase Common Stock	49,867	-	-	192	-
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.					-
N913DL Trust Beneficial Interest	244,530	120,984	(136,899)	232,320	-
N918DL Trust Beneficial Interest	277,530	107,097	(130,065)	267,287	-
N954DL Trust Beneficial Interest	132,000	123,038	(156,873)	138,600	-
N955DL Trust Beneficial Interest	220,440	118,354	(154,959)	217,140	-
N956DL Trust Beneficial Interest	211,200	120,322	(157,095)	208,560	-
N957DL Trust Beneficial Interest	212,850	119,389	(156,444)	209,880	-
N959DL Trust Beneficial Interest	214,500	118,465	(155,801)	211,860	-
N960DL Trust Beneficial Interest	212,850	116,718	(155,310)	210,540	-
N961DL Trust Beneficial Interest	201,630	119,537	(158,030)	199,980	-
N976DL Trust Beneficial Interest	199,967	124,321	(149,315)	198,650	-
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interest	4,435,373	692,685	(256,579)	3,971,111	-
N512UA Trust Beneficial Interest	4,365,725	677,794	(252,373)	3,888,783	-
N536UA Trust Beneficial Interest	6,256,232	765,892	(4,455,990)	-	-
N545UA Trust Beneficial Interest	6,114,162	1,052,385	(339,636)	5,700,453	-
N585UA Trust Beneficial Interest	5,446,294	881,970	(5,114,328)	-	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,617,287	-	(2,617,287)	-	67,468
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,298,124	-	(667,400)	-	-
ESP Holdings, Inc., Common Stock	939,209	-	(971,745)	-	-
Integra Telecom, Inc., Common Stock	44,161,617	-	-	41,128,428	-
Integra Telecom, Inc., Warrants	1,688,447	-	-	1,665,443	-
KAGY Holding Company, Inc., Series A Preferred Stock	2,317,934	-	-	2,030,235	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,704,688	-	-	4,324,013	-
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	16,540,696	-	-	15,202,323	-
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	13,021,352	-	-	2,529,625	-
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	3,494,629	-	-	-	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000	1,468,980
NVHL S.A., Common Shares	24,922,097	-	-	22,905,553	-
Perseus Holdings S.A., Common Stock	-	-	-	2,543,252	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	8,423,129	-	(8,489,323)	-	310,679
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34	-	13,262,102	-	12,080,018	51,676
Primacom Finance (Lux) S.A. (Finance), Common Equity	-	14,479,997	-	26,519,845	-
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	-	-	-	8,945,275	-
RM Holdco, LLC, Membership Units	-	-	-	-	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	7,105,323	-	-	50,096	141,828
RM OpCo, LLC, Convertible 2nd Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	3,859,571	574,635	-	4,409,663	597,022
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,216,362	600,746	(217,245)	10,599,863	874,146
RM OpCo, LLC, Senior Secured 2nd Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16	19,225,541	2,746,279	-	19,412,103	2,974,658
RM OpCo, LLC, Senior Secured 2nd Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	6,056,358	896,709	-	6,919,681	936,850
TCP Delos Cayman Holdings, Common Shares	1,484,866	-	(374,942)	1,067,767	-
TCP Delos Delaware Holdings, LLC, Partnership Interest	3,291,035	-	-	3,024,744	-
TOPV New World Holdings, LLC, Membership Interests	48,441,792	-	-	49,070,808	-
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,097,963	2,857	(26,860,400)	-	1,989,873
Woodbine Intermediate Holdings, LLC, Membership Units	15,330,697	14,193	-	4,896,568	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

11

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2014 were as follows:

Investment	Acquisition Date	Cost

Beech Holdings, LLC, Membership Units	Various 2013	$4,838,108
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	25,290,064
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,648,941
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	1,609,997
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option $0.01	12/31/13	-
Linc Energy Finance (USA), Inc., Senior Secured 1st Lien Notes, 9.625%, due 10/31/17	8/8/14	8,380,000
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,825,253
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units	6/24/13	3,590
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units	6/24/13	3,590
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	-
Shop Holding, LLC, Class A Units	6/2/2011 & 3/17/14	1,350,918
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	205,825
Shop Holding, LLC, Warrants to Purchase Class A Units	7/1/11	-
SiTV, Inc., Senior Secured Notes, 10.375%, due 7/1/19	6/18/14	15,000,000
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14	272,658
STG-Fairway Holdings, LLC, Class A Units	12/30/10 & 10/18/13	2,654,499
Sunshine Oilsands Ltd., Senior Secured Notes, 10%, due 8/1/17	8/4/14	25,020,029
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TCP KC, LLC, Membership Units	Various 2014	4,521,396
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

12

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	December 1, 2014

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	December 1, 2014